Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease cost	[1]	¥ 101,808	¥ 111,907	¥ 119,453
Right-of-use assets obtained in exchange for new lease liabilities		65,417	51,901	108,430
Operating cash flows		¥ 86,329	¥ 101,223	¥ 102,150

[1]	Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.